Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Period over which the amount of unrecognized tax benefits are not expected to significantly increase or decrease	12 months
Unrecognized tax benefits, beginning	$ 127	$ 157
Additions for current year tax positions	9	8
Additions for prior year tax positions	25	14
Reductions for prior year tax positions	(19)	(26)
Reductions for settlements with tax authorities	(4)	(4)
Reductions for expiration of statutes of limitations	(18)	(22)
Unrecognized tax benefits, ending	$ 120	$ 127